Acquisition of businesses and purchase accounting - Medical West Healthcare. - Narratives (Details) - Medical West Healthcare. - USD ($)		1 Months Ended
	Aug. 20, 2021	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Purchase price	$ 2,366,000
Cash transferred	$ 1,927,000	$ 439,000
Discount rate	2.39%
Holdback consideration	$ 439,000
Professional fees in conjunction with the acquisition	$ 25,000
Pro forma revenue		5,700,000
Pro forma net income(loss)		400,000
Pro forma revenue recognized		600,000
Pro forma net income(loss) recognized		$ 40,000